Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	£ 20,973	£ 14,359
Wholesale fund amount	65,700	67,800
Subordinated liabilities	2,556	3,528
Of which: - secured	38,700	34,600
Of which: - unsecured	27,000	33,200
Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	9,200
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	3,000
Wholesale fund amount	£ 12,300
Unsecured debt issued	95.00%
Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	£ 5,700
Senior unsecured – public benchmark	6,300
Senior unsecured - privately placed	1,000
Wholesale fund amount	52,200
Covered bonds	17,900
Securitisation and structured issuance	1,600
Term Funding Scheme	6,300
TFSME	11,700
Subordinated liabilities	1,700
Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,200
≤ 1 month
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	2,200	1,700
Of which: - secured	400	200
Of which: - unsecured	1,800	1,500
≤ 1 month | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	700
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	700
≤ 1 month | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	700
Senior unsecured – public benchmark	400
Senior unsecured - privately placed	0
Wholesale fund amount	1,300
Covered bonds	0
Securitisation and structured issuance	200
Term Funding Scheme	0
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
>1 and ≤ 3 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	5,600	5,500
Of which: - secured	1,600	100
Of which: - unsecured	4,000	5,400
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>1 and ≤ 3 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	3,700
Senior unsecured – public benchmark	0
Senior unsecured - privately placed	300
Wholesale fund amount	5,500
Covered bonds	0
Securitisation and structured issuance	0
Term Funding Scheme	1,500
TFSME	0
Subordinated liabilities	0
>1 and ≤ 3 months | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
>3 and ≤ 6 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	8,000	4,700
Of which: - secured	5,200	2,700
Of which: - unsecured	2,800	2,000
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>3 and ≤ 6 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	1,200
Senior unsecured – public benchmark	1,600
Senior unsecured - privately placed	0
Wholesale fund amount	8,000
Covered bonds	3,700
Securitisation and structured issuance	0
Term Funding Scheme	1,500
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>6 and ≤ 9 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	4,100	2,100
Of which: - secured	3,000	300
Of which: - unsecured	1,100	1,800
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,100
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,100
>6 and ≤ 9 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured – public benchmark	0
Senior unsecured - privately placed	0
Wholesale fund amount	2,900
Covered bonds	1,700
Securitisation and structured issuance	200
Term Funding Scheme	1,000
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
>9 and ≤ 12 months
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	1,200	8,500
Of which: - secured	200	5,800
Of which: - unsecured	1,000	2,700
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>9 and ≤ 12 months | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	100
Senior unsecured – public benchmark	800
Senior unsecured - privately placed	100
Wholesale fund amount	1,000
Covered bonds	0
Securitisation and structured issuance	0
Term Funding Scheme	0
TFSME	0
Subordinated liabilities	0
>9 and ≤ 12 months | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
Sub-total ≤ 1 year
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	21,100	22,500
Of which: - secured	10,400	9,100
Of which: - unsecured	10,700	13,400
Sub-total ≤ 1 year | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,800
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,800
Sub-total ≤ 1 year | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	5,700
Senior unsecured – public benchmark	2,800
Senior unsecured - privately placed	400
Wholesale fund amount	18,700
Covered bonds	5,400
Securitisation and structured issuance	400
Term Funding Scheme	4,000
TFSME	0
Subordinated liabilities	0
Sub-total ≤ 1 year | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
>1 and ≤ 2 years
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	7,900	16,600
Of which: - secured	5,300	11,500
Of which: - unsecured	2,600	5,100
>1 and ≤ 2 years | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,200
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	2,000
>1 and ≤ 2 years | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured – public benchmark	600
Senior unsecured - privately placed	0
Wholesale fund amount	5,500
Covered bonds	1,700
Securitisation and structured issuance	900
Term Funding Scheme	2,300
TFSME	0
Subordinated liabilities	0
>1 and ≤ 2 years | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	400
>2 and ≤ 5 years
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	28,300	18,800
Of which: - secured	18,600	10,400
Of which: - unsecured	9,700	8,400
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	4,900
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	1,500
Wholesale fund amount	6,400
>2 and ≤ 5 years | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured – public benchmark	2,600
Senior unsecured - privately placed	200
Wholesale fund amount	21,700
Covered bonds	6,400
Securitisation and structured issuance	300
Term Funding Scheme	0
TFSME	11,700
Subordinated liabilities	500
>2 and ≤ 5 years | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
>5 years
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	8,400	9,900
Of which: - secured	4,400	3,600
Of which: - unsecured	4,000	£ 6,300
>5 years | Santander UK Group Holdings plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,300
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	700
Wholesale fund amount	2,100
>5 years | Santander UK Plc
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	0
Senior unsecured – public benchmark	300
Senior unsecured - privately placed	400
Wholesale fund amount	6,300
Covered bonds	4,400
Securitisation and structured issuance	0
Term Funding Scheme	0
TFSME	0
Subordinated liabilities	1,200
>5 years | Other group entities
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0